Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets	Dec. 31, 2015	Dec. 31, 2014
Debt Securities [Member]
Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets [Line Items]
Defined benefit plan, asset allocations	68.00%	67.00%
Equity Securities [Member]
Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets [Line Items]
Defined benefit plan, asset allocations	29.00%	30.00%
Company Common Stock [Member]
Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets [Line Items]
Defined benefit plan, asset allocations	3.00%	3.00%